LEASES (Tables)	12 Months Ended
Jul. 22, 2013
Leases [Abstract]
Future Minimum Rental Payments for Operating Leases

At December 29, 2012, minimum rental payments due under all non-cancelable leases were as follows:

(In millions)	2013	2014	2015	2016	2017	Thereafter
Minimum rental payments	$50.8	$46.0	$40.6	$34.7	$24.5	$89.0